WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
WARRANTS

NOTE F – WARRANTS

The following table summarizes warrant activity through June 30, 2023:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2021	199,000	$1.07

Granted	-	-
Canceled	(12,500)	1.00
Exercised	(25,000)	1.00

Warrants outstanding – December 31, 2022	161,500	1.09
Granted	-
Canceled	-
Exercised	-
Warrants outstanding – June 30, 2023	161,500	$1.09

Additional information regarding the warrants outstanding as of June 30, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	11,500	.4 Years	11,500
$1.10	150,000	5.4 Years	150,000
	161,500		161,500

Pre-funded Warrant

On December 27, 2021, the Company entered into an exchange agreement with Sanovas Ophthalmology (the “Exchange Agreement”) pursuant to which it exchanged 28,014,540 shares of common stock (the “Exchange Securities”) held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share and terminates when exercised in full. As part of the Exchange Agreement, Sanovas Ophthalmology relinquished any and all rights related to the Exchange Securities.

NOTE F - WARRANTS

In 2021, the Company finalized the issuance of warrants to purchase 150,000 shares of common stock at $1.10 per share which are fully vested as of December 31, 2021, and exercisable over 7 years, to a consulting firm. The fair value of such warrants was estimated on the date of grant to be $0.61 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2021:

Risk-free interest rates	2.42%
Expected life in years	3.5
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future. The Company recognized stock-based compensation expense of approximately $75,000 and $0 in the year ended December 31, 2021 and 2022, respectively. At December 31, 2022, there is no remaining compensation expense to be recognized.

The following table summarizes warrant activity through December 31, 2022:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2020	62,500	$1.00
Granted	150,000	1.10
Canceled	-	-
Exercised	(13,500)	1.00

Warrants outstanding – December 31, 2021	199,000	$1.07

Granted	-	-
Canceled	(12,500)	1.00
Exercised	(25,000)	1.00

Warrants outstanding – December 31, 2022	161,500	$1.09

Additional information regarding the warrants outstanding as of December 31, 2022 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	11,500	.7 Years	11,500
$1.10	150,000	5.7 Years	150,000
	161,500		161,500

Pre-funded Warrant

On December 27, 2021, the Company entered into an exchange agreement with Sanovas Ophthalmology (the “Exchange Agreement”) pursuant to which it exchanged 28,014,540 shares of common stock (the “Exchange Securities”) held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share and terminates when exercised in full. As part of the Exchange Agreement, Sanovas Ophthalmology relinquished any and all rights related to the Exchange Securities.